Lease (Tables)	12 Months Ended
May 31, 2021
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2020	2021
	US$	US$
Cash payments for the operating leases	371,734	495,819
ROU assets obtained in exchange for the new operating lease liabilities	639,545	764,083

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2021 is as follows:

As of May 31, 2021
US$
Fiscal year ending
May 2022	552,470
May 2023	488,038
May 2024	402,252
May 2025	292,991
May 2026	182,866
Thereafter	195,182

Total future lease payments	2,113,799
Less: Imputed interest	(249,137)

Present value of operating lease liabilities	1,864,662